NET FEE AND COMMISSION INCOME (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of fee and commission income (expense) [text block] [Abstract]
Disclosure of fee and commission income (expense) [text block]
	2018 £m	2017 £m	2016 £m
Fee and commission income:
Current accounts	647	712	753
Credit and debit card fees	974	949	875
Commercial banking and treasury fees	271	321	303
Private banking and asset management	94	98	99
Factoring	83	91	112
Other fees and commissions	428	615	702
Total fee and commission income	2,497	2,786	2,844
Fee and commission expense	(1,228)	(1,024)	(943)
Net fee and commission income	1,269	1,762	1,901